Commitments- Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Business combinations and equity investments under various arrangements | Maximum
Investment commitments
Amount committed	¥ 12,456	¥ 19,466